Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.3%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/31	A+/F	$500,000	$536,516
5.00%, 10/1/30	A+/F	650,000	698,041

			1,234,557
Guam (2.9%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	430,000	446,015
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,000,000	963,890
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	300,000	310,025
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	209,364
5.00%, 7/1/36	A	400,000	420,904
5.00%, 7/1/33	A	200,000	211,207

			2,561,405
Illinois (1.3%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A3	1,050,000	1,132,680

			1,132,680
Indiana (1.8%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	1,500,000	1,532,241

			1,532,241
Ohio (86.5%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
4.00%, 11/15/38	BBB+/F	360,000	339,718
4.00%, 11/15/37	BBB+/F	300,000	286,935
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,019,494
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	830,000	844,933
Ashland, City School Dist. G.O. Bonds, 3.00%, 11/1/42	Aa1	1,000,000	838,828
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	684,133
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	AA-	1,000,000	1,014,806
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,000,000	2,295,566
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	505,943
5.00%, 12/1/42	AA	350,000	354,840
5.00%, 12/1/37	AA	100,000	101,614
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	446,734
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	514,215
Cleveland, G.O. Bonds, Ser. A, 3.00%, 12/1/34	AA+	1,250,000	1,231,604
Cleveland, Income Tax Rev. Bonds, (Impt. Pk. & Recreational), 5.00%, 10/1/33	AA	615,000	655,470
Cleveland, Pub. Pwr. Syst. Rev. Bonds
Ser. A, AGM, 4.00%, 11/15/38	AA	600,000	605,671
Ser. A, AGM, 4.00%, 11/15/36	AA	750,000	767,120
Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,831,611
Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	507,464
5.00%, 11/15/36	Aa3	435,000	444,218
Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds, (Euclid Avenue Dev. Corp.), 5.50%, 8/1/47	A3	1,000,000	1,064,285
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	703,120
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	1,000,000	973,075
Cleveland-Cuyahoga Cnty., Port Auth. Tax Increment Fin. Rev. 144A Tax Alloc. Bonds, (Senior-Flats East Bank), Ser. A, 4.00%, 12/1/55	BB	485,000	400,534
Columbus, Metro. Library Special Oblig. Rev. Bonds, 4.00%, 12/1/38	Aa1	1,000,000	1,017,042
Columbus, Swr. VRDN, Ser. B, 3.16%, 6/1/32	VMIG 1	1,430,000	1,430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/36	AA+	1,000,000	1,024,197
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,529,697
5.00%, 1/1/37	A	400,000	433,485
5.00%, 1/1/34	A	300,000	328,709
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,511,383
Franklin Cnty., Convention Fac. Auth. Rev. Bonds, (Greater Columbus Convention Ctr. Hotel Expansion), 5.00%, 12/1/44	BBB-	1,000,000	965,272
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
5.00%, 11/15/44	BBB+/F	1,000,000	1,000,333
(OH Living Oblig. Group), 4.00%, 7/1/40	BBB-/F	1,000,000	847,376
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	502,110
4.00%, 11/1/38	Aa2	300,000	302,339
Green, Local School Dist. G.O. Bonds
Ser. A, 5.50%, 11/1/47	AA	650,000	714,437
Ser. B, AGM, 5.00%, 11/1/52	AA	1,200,000	1,267,549
Ser. B, AGM, 4.625%, 11/1/47	AA	500,000	510,657
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	1,000,000	941,675
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/24	Aa3	3,000,000	2,925,006
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	1,881,602
Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B, 4.00%, 11/1/35	Aa2	500,000	514,985
Mansfield, G.O. Bonds, BAM, 3.00%, 12/1/45	AA	1,300,000	1,024,789
Miami U. Rev. Bonds
5.00%, 9/1/41	Aa3	500,000	510,727
Ser. A, 5.00%, 9/1/36	Aa3	1,000,000	1,115,802
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	1,000,000	930,200
Montgomery Cnty., Hosp. VRDN
(Premier Hlth. Partners Oblig. Group), 3.78%, 11/15/45 (PNC Bank N.A. (9/27/24))	VMIG 1	1,000,000	1,000,000
3.30%, 11/15/45 (PNC BANK N.A. (9/24/24))	VMIG 1	800,000	800,000
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,024,500
Northeast Ohio Med. U. Rev. Bonds, Ser. A
5.00%, 12/1/29	Baa1	100,000	106,847
5.00%, 12/1/27	Baa1	100,000	104,586
5.00%, 12/1/24	Baa1	75,000	75,564
4.00%, 12/1/45	Baa1	225,000	204,094
4.00%, 12/1/35	Baa1	300,000	301,113
3.00%, 12/1/40	Baa1	475,000	385,527
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	400,000	398,905
(Oberlin College), 5.25%, 10/1/53	Aa3	2,000,000	2,221,543
5.25%, 12/1/48	BB	250,000	230,186
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	1,000,000	1,027,034
(Denison U.), 5.00%, 11/1/48	AA	1,185,000	1,289,540
(Case Western Reserve U.), 5.00%, 12/1/40	Aa3	1,000,000	1,032,821
(Kenyon College), 5.00%, 7/1/37	A2	1,000,000	1,144,006
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	288,522
(John Carroll U.), 4.00%, 10/1/47	Baa1	1,100,000	992,399
(Kenyon College 2020), 4.00%, 7/1/44	A2	1,400,000	1,383,958
(Kenyon College 2020), 4.00%, 7/1/40	A2	730,000	735,863
(Xavier U.), 4.00%, 5/1/40	A3	600,000	594,890
(U. of Dayton), 4.00%, 2/1/36	A+	900,000	928,758
(Otterbein Homes Oblig. Group), 4.00%, 7/1/31	A	915,000	940,132
(U. of Dayton), 3.00%, 2/1/37	A+	1,580,000	1,425,967
OH State Hosp. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,017,760
(Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	1,000,000	937,510
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	754,349
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/39	Aa3	1,000,000	1,135,797
OH State U. Rev. Bonds, Ser. A
5.00%, 12/1/39	Aa1	1,000,000	1,006,861
3.00%, 12/1/44	Aa1	1,000,000	823,915
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	675,000	768,625
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	1,025,000	1,044,489
5.00%, 2/15/32	A3	865,000	882,736
Summit Cnty., G.O. Bonds, 5.00%, 12/1/43	Aa1	1,000,000	1,116,833
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	500,000	522,745
U. of Akron Rev. Bonds, Ser. A, 5.00%, 1/1/31	A2	500,000	505,725
Upper Arlington, Rev. Bonds, (Income Tax Rev.), 5.00%, 12/1/53	Aaa	1,000,000	1,065,820
Valley View, Local School Dist. G.O. Bonds, 3.00%, 11/1/45	AA	1,000,000	805,752

			75,686,975
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	250,000	238,770

			238,770
Texas (1.2%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	1,000,000	1,087,580

			1,087,580
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	210,000	223,186

			223,186
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	500,000	531,213

			531,213

Total municipal bonds and notes (cost $85,692,199)			$84,228,607

SHORT-TERM INVESTMENTS (2.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	2,481,529	$2,481,529

Total short-term investments (cost $2,481,529)		$2,481,529
TOTAL INVESTMENTS

Total investments (cost $88,173,728)		$86,710,136

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $87,450,836.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$228,242	$14,588,776	$12,335,489	$72,671	$2,481,529

	Total Short-term investments	$228,242	$14,588,776	$12,335,489	$72,671	$2,481,529
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.30%, 5.44%, 5.60%, 5.32%, 5.33% and 5.27%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	24.9%
	Healthcare	20.8
	Local debt	15.0
	Utilities	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$84,228,607	$—
Short-term investments	—	2,481,529	—

Totals by level	$—	$86,710,136	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com